INVESTMENTS (Details) (Travice Inc, USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2014
Series B Preferred Stock [Member]
Investment
Percentage Of Preferred Shares Acquired	8.40%
Payments to Acquire Investments		$ 25,000,000
Series C Preferred Stock [Member]
Investment
Number of warrants acquired to purchase additional series C preferred shares	4,684,074